INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current liabilities
Borrowings	$ 71,301,468	$ 76,785,857	$ 63,721,735
Corporate bonds	12,845,934	24,742,752	12,611,940
Non-current
Borrowings	74,177,169	47,988,468	41,226,610
Corporate bonds	61,264,268	37,826,641	18,364,894
Bank overdraft
Current liabilities
Borrowings		32,838	73,362
Bank borrowings
Current liabilities
Borrowings	48,305,535	33,684,287	47,646,912
Non-current
Borrowings	9,912,901	4,161,827	3,497,671
Trust debt securities
Current liabilities
Borrowings	6,492,733	3,470,448
Subordinated loan
Current liabilities
Borrowings		11,276,611
Non-current
Borrowings			10,364,045
Parents companies and related parties
Current liabilities
Borrowings	3,657,266	3,578,921	3,389,521
Non-current
Borrowings	$ 3,000,000	$ 6,000,000	$ 9,000,000